As filed with the Securities and Exchange Commission on July 19, 2002

Securities Act Registration No. 33-43446
Investment Company Act Registration No. 811-6444

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. [ ]

         Post-Effective Amendment No. 42     [X]

and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940           [X]
AMENDMENT NO. 42                             [X]

----------------

Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
125 Broad Street
New York, New York 10004
(Address of Principal Executive Offices)
(800) 451-2010
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
300 First Stamford Place
Stamford, CT 06902
(Name and Address of Agent for Service)

---------------------
Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective (check appropriate box):
[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485
[XX] on July 22, 2002 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]  On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post effective amendment.

PART A -

The Prospectus of each of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund (each the "Fund") is incorporated by reference to Part A of Post-Effective Amendment No. 39 to the Fund's Registration Statement filed on March 26, 2002 (Accession No. 0000950130-02-001980).

The Supplement to Prospectus of each Fund dated July 22, 2002 for the purpose of redesignating the current Class L shares to Class O shares and establishing and designating new Class L shares, is incorporated by reference to the Post-Effective Amendment No. 41 filed on July 17, 2002 (Accession No. 950130-02-5101).

PART B - STATEMENT OF ADDITIONAL INFORMATION

A combined Amended Statement of Additional Information for Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund dated March 29, 2002, as amended on July 22, 2002 is incorporated by reference to the Post-Effective Amendment No. 41 filed on July 17, 2002 (Accession No. 950130-02-5101).

PART C - OTHER INFORMATION

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A (the Registration Statement) as filed with the Securities and Exchange Commission (SEC) on October 21, 1991 (File Nos. 33-43446 and 811-6444).

(a)(1) Registrant's Master Trust Agreement dated October 17, 1991 and Amendments to the Master Trust Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post- Effective Amendment No. 4 to the Registration Statement filed on January 28, 1994 (Post-Effective Amendment No. 4).

(a)(2) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January 6, 1995 (the N-14).

(a)(3) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on August 29, 1995 (Post-Effective Amendment No.
9).

(a)(4) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration Statement filed on March 30, 1998 (Post- Effective Amendment No, 18)

(a)(5) Amendment No. 1 to the First Amended and Restated Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective Amendment No.20 to the Registration Statement filed on June 26, 1998.

(a)(6) Amendment No. 2 to the First Amended and Restated Master Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration Statement filed on November 12, 1998.

(a)(7) Amendment No.3 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on April 25, 2000 (Post-Effective Amendment No. 29).

(a)(8) Amendment No.4 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on August 16, 2000 (Post-Effective Amendment No. 30).

(a)(9) Amendment No.5 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30.

(a)(10) Amendment No. 6 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30.

(a)(11) Amendment No. 7 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 40.

(a)(12) Amendment No. 8 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 40.

(a)(13) Amendment No. 9 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 41.

(b) Registrant's by-laws are incorporated by reference to the Registration Statement.

(c)(1) Registrant's form of stock certificate for Smith Barney S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

(c)(2) Registrant's form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

(c)(3) Registrant's form of stock certificate for Smith Barney Mid Cap Blend Fund is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on January 28, 1999 (Post-Effective Amendment No.
22).

(d)(1) Investment Advisory Agreement between the Registrant and Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on December 1, 1993 (Post-Effective Amendment No. 3).

(d)(2) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

(d)(3) Form of Transfer of Investment Advisory Agreement for Smith Barney Limited Maturity Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Limited Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on January 27, 1995 (Post-Effective Amendment No. 6).

(d)(4) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Travelers Investment Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment No. 15 to the Registration Statement filed on December 12, 1997.

(d)(5) Form of Investment Management Agreement between the Registrant on behalf of Smith Barney Large Capitalization Growth Fund and Mutual Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

(d)(6) Form of Investment Management Agreement between Smith Barney Mid Cap Blend Fund and MMC is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on February 20, 1998(Post-Effective Amendment No. 17).

(e)(1) Distribution Agreement between the Registrant and Smith Barney Shearson Inc. dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3.

(e)(2) Form of Distribution Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

(e)(3) Distribution Agreement between the Registrant and CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement Filed on November 12, 1998.

(e)(4) Selling Group Agreement between CFBDS Inc. and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on March 30, 1999 (Post-Effective Amendment No. 24).

(e)(5) Form of Third Party Feeder Agreement between the Registrant, CFBDS Inc. and Barclays Global Fund Advisors on behalf of the Smith Barney U.S. 5000 Index Fund and EAFE Index Fund is incorporated by reference to Post-Effective Amendment No. 29.

(e)(6) Form of Distribution Agreement with Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 30.

(e)(7) Form of Distribution Agreement with PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 30.

(e)(8) Form of Third Party Feeder Agreement between the Registrant, Salomon Smith Barney Inc. and Master Investment Portfolio on behalf of the U.S. 5000 Index Fund and EAFE Index Fund is incorporated by reference to Post-Effective Amendment No. 30.

(f) Not Applicable.

(g)(1) Form of Custody Agreement with PNC Bank, National Association, is incorporated by reference to Post-Effective Amendment No. 9.

(g)(2) Form of Custodian Agreement with Investors Bank & Trust Company is incorporated by reference to Post-Effective Amendment No. 29.

(g)(3) Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated June 29, 2001, is incorporated by reference to Post-Effective Amendment No. 40.

(h)(1) Administration Agreement between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Advisers, Inc.
(SBA) is incorporated by reference to the N-14.

(h)(2) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and SBA is incorporated by reference to Post-Effective Amendment No. 6.

(h)(3) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and MMC is incorporated by reference to Post Effective Amendment No. 15.

(h)(4) Transfer Agency Agreement with First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.

(h)(5) Form of Sub-Transfer Agency Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 10.

(h)(6) Form of Administration Agreement between the Registrant on behalf of Smith Barney U.S. 5000 Index Fund ("U.S. 5000 Index Fund") and SSB Citi Fund Management LLC ("SSB Citi") is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1999 (Post-Effective Amendment No. 26).

(h)(7) Form of Administration Agreement between the Registrant on behalf of Smith Barney EAFE Index Fund ("EAFE Index Fund") and SSB Citi is incorporated by reference to Post-Effective Amendment No. 26.

(h)(8) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citi Fiduciary Trust Company f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 30.

(h)(9) Sub-Transfer Agency Agreement dated October 1, 1999 between Citi Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 30.

(i) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991.

(i)(2) Legal Counsel's consent is incorporated by reference to Post-Effective Amendment No. 24.

(j) Auditor's consent is incorporated by reference to Post-Effective Amendment No. 40.

(k) Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(m)(1) Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

(m)(2) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

(m)(3) Form of Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index Fund is incorporated by reference to Post Effective Amendment No. 15.

(m)(4) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post Effective Amendment No. 17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No.
17).

(m)(5) Form of Amended and Restated Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Funds is incorporated by reference to Post-Effective Amendment No. 22.

(m)(6) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. 5000 Index Fund and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

(m)(7) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the EAFE Index Fund and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

(m)(8) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of Registrant is incorporated by reference to Post-Effective Amendment No. 30.

(m)(9) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Salomon Smith Barney Inc. is filed herein.

(m)(10) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity New York Municipals Fund and Salomon Smith Barney Inc. is filed herein.

(n) Financial Data Schedules are incorporated by reference to Post-Effective Amendment No. 30.

(o)(1) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment No. 10.

(o)(2) Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 22.

(o)(3) Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is filed herein.

(p) Code of Ethics is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement filed on March 27, 2000 (Post-Effective Amendment No. 27).

Item 24. Persons Controlled by or under Common Control with Registrant
         None

Item 25.      Indemnification

The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 26(a).   Business and Other Connections of Investment Adviser

Investment Adviser - Smith Barney Fund Management LLC ("SBFM") was incorporated in March 1968 under the laws of the State of Delaware.

On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1968.

SBFM serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California Fund and Smith Barney Intermediate Maturity New York Fund. and Investment Manager for Smith Barney Large Capitalization Growth Fund and Smith Barney Mid Cap Core Fund (f/k/a Smith Barney Mid Cap Blend Fund).

SBFM also serves as the administrator to the Smith Barney S&P 500 Index Fund, the Smith Barney U.S. 5000 Index Fund and the Smith Barney International Index Fund (f/k/a Smith Barney EAFE Index Fund).

The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Investment Adviser - Travelers Investment Management Company. (TIMCO). TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Citigroup.

TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act) since 1971 and has, through its predecessors, been in the investment counseling business since 1967.

The list required by this Item 26 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No.801-07212).

Item 27. Principal Underwriters

     (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Smith Barney Trust II, Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Premium Liquid Reserves, Citi Premium U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves, and Citi Institutional Cash Reserves. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

     Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Salomon Brothers Mid Cap Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, Consulting Group, Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Municipal High Income Fund Inc., Travelers Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., SSB Citi Funds, Inc. - The Humane Equity Fund Inc., Salomon Brothers Opportunity Fund, Salomon Brothers 2008 Worldwide Income Fund, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

(b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c)  Not applicable.


Item 28.  Location of Accounts and Records

(1)      Smith Barney Investment Trust
         125 Broad Street
         New York, New York 10004

(2)      With respect to the Registrant's Manager and Administrator:
         Smith Barney Fund Management LLC
         333 West 34th Street
         New York, New York  10001

(3)      With respect to the Registrant's Investment Adviser:

         Smith Barney S&P 500 Index Fund:

         Travelers Investment Management Company
         100 First Stamford Place
         Stamford, CT 06902-6732

(4)      With respect to the Registrant's Custodian:

         State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110

(5)      With respect to the Registrant's Transfer Agent:

         Travelers Bank & Trust, fsb
         125 Broad Street
         New York, New York 10004

(6)      With respect to the Registrant's Sub-Transfer Agent:

         PFPC Global Fund Services
         P.O. Box 9699
         Providence, Rhode Island 02940-9699

         Primerica Shareholders Services
         P.O. Box 9699
         Providence, Rhode Island  02940

(7)      With respect to the Registrant's Distributors:

         Salomon Smith Barney Inc.
         388 Greenwich Street
         New York, New York 10013

         PFS Distributors, Inc.
         P.O. Box 9699
         Providence, Rhode Island 02940-9662


Item 29. Management Services

         Not Applicable.

Item 30. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 19th day of July, 2002.

SMITH BARNEY INVESTMENT TRUST

/s/ Heath B. McLendon
Heath B. McLendon,
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                           Title                            Date

/s/ Heath B. McLendon               Chairman of the Board            7/19/02
Heath B. McLendon                   (Chief Executive Officer)
                                    and President

/s/ Richard L. Peteka               Treasurer                        7/19/02
Richard L. Peteka                   (Chief Financial and
                                    Accounting Officer)

/s/ Herbert Barg*                   Trustee                          7/19/02
Herbert Barg

/s/ Alfred J. Bianchetti*           Trustee                          7/19/02
Alfred J. Bianchetti

/s/ Dwight B. Crane*                Trustee                          7/19/02
Dwight B. Crane

/s/ Burt N. Dorsett*                Trustee                          7/19/02
Burt N. Dorsett

/s/ Elliot S. Jaffe*                Trustee                          7/19/02
Elliot S. Jaffe

/s/ Stephen E. Kaufman*             Trustee                          7/19/02
Stephen E. Kaufman

/s/ Joseph J. McCann*               Trustee                          7/19/02
Joseph J. McCann

/s/ Cornelius C. Rose, Jr.*         Trustee                          7/19/02
Cornelius C. Rose, Jr.

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated October 23, 2001.

/s/ Heath B. McLendon
Heath B. McLendon

Exhibit No.                                Exhibit


     (m)(9) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Salomon Smith Barney Inc.

    (m)(10) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity New York Municipals Fund and Salomon Smith Barney Inc.

    (o)(3)        Amended Rule 18f-3(d) Multiple Class Plan of the Registrant